SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - JPY (¥) ¥ / shares in Units, ¥ in Thousands	4 Months Ended
	Apr. 24, 2025	Mar. 31, 2025	Mar. 06, 2025
Subsequent Event [Line Items]
Paid off certain loans	¥ 4,900,000
Dividend declared per share			¥ 450
Dividend paid		¥ 120,000